PROPERTY AND EQUIPMENT, NET - Property and equipment pledged to secure banking borrowings (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
PROPERTY AND EQUIPMENT, NET
Assets pledged as collateral	$ 31,564	¥ 219,736
Property
PROPERTY AND EQUIPMENT, NET
Assets pledged as collateral	19,763	137,585	¥ 140,393
Leasehold improvements
PROPERTY AND EQUIPMENT, NET
Assets pledged as collateral	$ 9,504	¥ 66,162	71,337
Computer and network equipment
PROPERTY AND EQUIPMENT, NET
Assets pledged as collateral			74,822
Office equipment
PROPERTY AND EQUIPMENT, NET
Assets pledged as collateral			¥ 44